**TO VIEW PREVIOUS FILINGS FOR THIS FILER, PLEASE LOOK UNDER STEPHEN F. MANDEL, JR. **

                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2004
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          02/14/05
       -------------------------    ---------------------------     -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        65
                                               -------------

Form 13F Information Table Value Total:        $5,967,922
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                      Form 13F INFORMATION TABLE

--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                          VALUE  SHRS OR      SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000)  PRN AMT     PRN CALL  DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------     --- ---- ---------- -------- -------- -------- --------

ALBERTSONS INC                  COM           013104104   25,074  1,050,000    SH  PUT   SOLE           1,050,000
------------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL S A DE C V       SPON ADR L SHS 02364W105  238,329  4,552,600    SH        SOLE           4,552,600
------------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC                CL A          037604105  493,714  6,117,135    SH        SOLE           6,117,135
------------------------------------------------------------------------------------------------------------------------------------
APPLE COMPUTER INC              COM           037833100  101,552  1,576,900    SH        SOLE           1,576,900
------------------------------------------------------------------------------------------------------------------------------------
BEAR STEARNS COS INC            COM           073902108   89,020    870,100    SH        SOLE             870,100
------------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC           COM           075896100  147,940  3,714,285    SH        SOLE           3,714,285
------------------------------------------------------------------------------------------------------------------------------------
BEST BUY INC                    COM           086516101  147,124  2,476,000    SH        SOLE           2,476,000
------------------------------------------------------------------------------------------------------------------------------------
BROWN & BROWN INC               COM           115236101  109,485  2,514,000    SH        SOLE           2,514,000
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP           COM           14040H105  101,052  1,200,000    SH  PUT   SOLE           1,200,000
------------------------------------------------------------------------------------------------------------------------------------
CAREER EDUCATION CORP           COM           141665109   63,846  1,596,157    SH        SOLE           1,596,157
------------------------------------------------------------------------------------------------------------------------------------
CAREMARK RX INC                 COM           141705103  217,741  5,522,226    SH        SOLE           5,522,226
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                      COM           143130102   68,562  2,208,100    SH        SOLE           2,208,100
------------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP          COM           165167107  103,760  6,288,500    SH        SOLE           6,288,500
------------------------------------------------------------------------------------------------------------------------------------
COACH INC                       COM           189754104   68,470  1,214,000    SH        SOLE           1,214,000
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC                     COM           219350105   63,852  5,425,000    SH        SOLE           5,425,000
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE EXECUTIVE BRD CO      COM           21988R102   45,934    686,197    SH        SOLE             686,197
------------------------------------------------------------------------------------------------------------------------------------
DELL INC                        COM           24702R101  110,149  2,613,877    SH        SOLE           2,613,877
------------------------------------------------------------------------------------------------------------------------------------
DICKS SPORTING GOODS INC        COM           253393102   98,540  2,803,410    SH        SOLE           2,803,410
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO                COM           277461109   41,925  1,300,000    SH  PUT   SOLE           1,300,000
------------------------------------------------------------------------------------------------------------------------------------
EATON VANCE CORP                COM NON VTG   278265103   17,241    330,600    SH        SOLE             330,600
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC                        COM           278642103   35,716    307,000    SH        SOLE             307,000
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC             COM           285512109   34,391    557,572    SH        SOLE             557,572
------------------------------------------------------------------------------------------------------------------------------------
ENCORE MED CORP                 COM           29256E109    9,867  1,453,132    SH        SOLE           1,453,132
------------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                 COM PAR $0.01 345370860   10,531    719,300    SH  PUT   SOLE             719,300
------------------------------------------------------------------------------------------------------------------------------------
FAIRFAX FINL HLDGS LTD          SUB VTG       303901102    8,425     50,000    SH  PUT   SOLE              50,000
------------------------------------------------------------------------------------------------------------------------------------
GOLDEN WEST FINL CORP DEL       COM           381317106  138,342  2,252,400    SH        SOLE           2,252,400
------------------------------------------------------------------------------------------------------------------------------------
GOOGLE INC                      CL A          38259P508  116,147    602,456    SH        SOLE             602,456
------------------------------------------------------------------------------------------------------------------------------------
HILB ROGAL & HOBBS CO           COM           431294107   39,831  1,099,100    SH        SOLE           1,099,100
------------------------------------------------------------------------------------------------------------------------------------
ITT EDUCATIONAL SERVICES INC    COM           45068B109   64,896  1,364,800    SH        SOLE           1,364,800
------------------------------------------------------------------------------------------------------------------------------------
JPMORGAN & CHASE & CO           COM           46625H100  147,776  3,788,161    SH        SOLE           3,788,161
------------------------------------------------------------------------------------------------------------------------------------
KERYX BIOPHARMACEUTICALS INC    COM           492515101   12,787  1,105,203    SH        SOLE           1,105,203
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                     CL A          526057104  201,140  3,548,700    SH        SOLE           3,548,700
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC      COM           52729N100      363    107,000    SH  PUT   SOLE             107,000
------------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                   COM           548661107   64,979  1,128,300    SH        SOLE           1,128,300
------------------------------------------------------------------------------------------------------------------------------------
MARRIOTT INTL INC NEW           CL A          571903202   51,776    822,100    SH        SOLE             822,100
------------------------------------------------------------------------------------------------------------------------------------
MARSH AND MCLENNAN COS INC      COM           571748102   73,097  2,221,800    SH        SOLE           2,221,800
------------------------------------------------------------------------------------------------------------------------------------
MEDCO HEALTH SOLUTIONS INC      COM           58405U102   72,559  1,744,200    SH        SOLE           1,744,200
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                  COM           594918104   67,027  2,508,508    SH        SOLE           2,508,508
------------------------------------------------------------------------------------------------------------------------------------
MOBILE TELESYSTEMS OJSC         SPONSORED ADR 607409109   55,404    400,000    SH        SOLE             400,000
------------------------------------------------------------------------------------------------------------------------------------
NETEASE COM INC                 SPONSORED ADR 64110W102   74,671  1,411,017    SH        SOLE           1,411,017
------------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC                   CL B NEW      62913F201  152,644  3,216,939    SH        SOLE           3,216,939
------------------------------------------------------------------------------------------------------------------------------------
NTL INC DEL                     COM           62940M104   61,423    841,867    SH        SOLE             841,867
------------------------------------------------------------------------------------------------------------------------------------
ONYX PHARMACEUTICALS INC        COM           683399109   38,017  1,173,718    SH        SOLE           1,173,718
------------------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS INC         COM           671040103   35,691    476,834    SH        SOLE             476,834
------------------------------------------------------------------------------------------------------------------------------------
POLO RALPH LAUREN CORP          CL A          731572103   75,794  1,779,200    SH        SOLE           1,779,200
------------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC                 COM           745867101  124,857  1,957,000    SH        SOLE           1,957,000
------------------------------------------------------------------------------------------------------------------------------------
QUALCOMM INC                    COM           747525103   73,893  1,742,769    SH        SOLE           1,742,769
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN MOTION LTD          COM           760975102  141,540  1,717,300    SH        SOLE           1,717,300
------------------------------------------------------------------------------------------------------------------------------------
RESOURCES CONNECTION INC        COM           76122Q105   34,546    636,082    SH        SOLE             636,082
------------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP INC                COM           783764103  112,157  1,949,200    SH        SOLE           1,949,200
------------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK & CO              COM           812387108  247,159  4,843,400    SH  PUT   SOLE           4,843,400
------------------------------------------------------------------------------------------------------------------------------------
SEPRACOR INC                    COM           817315104   35,055    590,445    SH        SOLE             590,445
------------------------------------------------------------------------------------------------------------------------------------
SIRIUS SATELLITE RADIO INC      COM           82966U103   28,194  3,700,000    SH  PUT   SOLE           3,700,000
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP                        COM           78442P106  176,401  3,304,000    SH        SOLE           3,304,000
------------------------------------------------------------------------------------------------------------------------------------
STRAYER ED INC                  COM           863236105  134,114  1,221,551    SH        SOLE           1,221,551
------------------------------------------------------------------------------------------------------------------------------------
TOLL BROTHERS INC               COM           889478103  138,716  2,021,800    SH        SOLE           2,021,800
------------------------------------------------------------------------------------------------------------------------------------
TRACTOR SUPPLY CO               COM           892356106   35,028    941,370    SH        SOLE             941,370
------------------------------------------------------------------------------------------------------------------------------------
TURKCELL ILETISIM HIZMETLERI    SPON ADR NEW  900111204    1,053     58,200    SH        SOLE              58,200
------------------------------------------------------------------------------------------------------------------------------------
UNITEDGLOBALCOM                 CL A          913247508   74,600  7,722,594    SH        SOLE           7,722,594
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC          COM           91324P102  307,436  3,492,400    SH        SOLE           3,492,400
------------------------------------------------------------------------------------------------------------------------------------
WEBSTER FINL CORP CONN          COM           947890109   33,554    662,600    SH        SOLE             662,600
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD        COM           G9618E107   94,994    147,050    SH        SOLE             147,050
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC             COM           969904101   41,330  1,179,500    SH        SOLE           1,179,500
------------------------------------------------------------------------------------------------------------------------------------
XTO ENERGY INC                  COM           98385X106   69,355  1,960,300    SH        SOLE           1,960,300
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                       COM           984332106   67,336  1,787,050    SH        SOLE           1,787,050
------------------------------------------------------------------------------------------------------------------------------------
